SHAREHOLDERS' DEFICIENCY - Equity-based compensation expense (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation expense
Share-based compensation expense	$ 812	$ 596	$ 546
unrecognized compensation costs	$ 2,280
Weighted average period of recognition	3 years 3 months 10 days
Weighted average exercise price of the options granted	$ 9.81	$ 4.42	$ 4.06
Weighted-average grant date fair value of options granted	$ 0.6	$ 0.76	$ 4.45
Research and Development Expense [Member]
Share-based compensation expense
Share-based compensation expense	$ 654	$ 372	$ 380
Selling and Marketing Expense [Member]
Share-based compensation expense
Share-based compensation expense	7	20	18
General and Administrative Expense [Member]
Share-based compensation expense
Share-based compensation expense	$ 151	$ 204	$ 148